Schedule of Debt Discount (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
10% OID	$ 340,832	$ 340,832
Fair value of Ordinary share Warrants	117,193	117,193
Fair value of Penny Warrants	218,107	218,107
Equity component	140,495	140,495
Total debt discount	816,627	816,627
Less: amortization	(396,217)	(124,006)
Debt discount at year end	$ 420,410	$ 692,621